FHLB Advances and Other Borrowings - FHLB Advances (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Banking and Thrift [Abstract]
Within 1 year	$ 200,000	$ 250,000
1 to 3 years	880,000	750,000
4 to 5 years	700,000	430,000
More than 5 years	300,000	400,000
FHLB advances	$ 2,080,000	$ 1,830,000